6. Intangible Assets: Patents (Policies)	3 Months Ended
Dec. 31, 2012
Policies
Patents

Patents

The following is a summary of capitalized patent costs:

December 31, 2012
Patent costs	939,535
Amortization	(371,034)
Patents	$568,501

Amortization charged to operations for the three months ended December 31, 2012 and 2011 totaled $33,554 and $32,076, respectively

A schedule of amortization expense over the estimated life of the patents is as follows:

Year Ending December 31,
2013	$134,219
2014	134,219
2015	134,219
2016	127,057
2017	38,787
$568,501

In January 2011, the Company was issued US Patent 7,865,181 “Searching for mobile content” and US Patent 7,865,182 “Over the air provisioning of mobile device settings.” The costs associated with these patents, totaling $29,254, are being amortized over the patent’s estimated useful life of 7 years.

In September 2011, the Company was issued US Patent 8,015,307 “System and method for streaming media.” The costs associated with these patents totaling $8,115 are being amortized over the patent’s estimated useful life of 7 years.

In October 2011, the Company was issued US Patent 8,041,341 “System of providing information to a telephony subscriber.” The costs associated with this patents totaling $22,940 are included above and are being amortized over the patent’s estimated useful life of 7 years.